Share based compensation - Summary of the Group's share based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based compensation
Share-based compensation expense	¥ 810,178	$ 127,133	¥ 59,476	¥ 132,422
General and administrative expenses
Share-based compensation
Share-based compensation expense	367,498	57,668	15,939	36,185
Research and development expenses
Share-based compensation
Share-based compensation expense	386,035	60,577	¥ 43,537	¥ 96,237
Fulfilment expenses
Share-based compensation
Share-based compensation expense	8,102	1,271
Selling and marketing expenses
Share-based compensation
Share-based compensation expense	¥ 48,543	$ 7,617